RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 50	$ 155	$ 412	$ 398
Cost of goods sold	102	59	228	146
Selling, general and administrative expenses	35	33	99	89
Trade receivables	5		5		$ 8
Trade payables	68		68		85
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	229	274	911	702
Cost of goods sold	122	$ 93	364	$ 248
Trade receivables	13		13		170
Trade payables	$ 68		$ 68		$ 98